Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.58%
Communication services: 3.45%
Entertainment: 3.45%
Liberty Media Corp.-Liberty Live Class C†	46,678	$2,395,982
TKO Group Holdings, Inc. Class A†	21,900	2,709,249
		5,105,231
Consumer discretionary: 12.99%
Broadline retail: 2.52%
Global-E Online Ltd.†	46,989	1,806,257
MercadoLibre, Inc.†	936	1,920,635
		3,726,892
Diversified consumer services: 1.02%
Bright Horizons Family Solutions, Inc.†	10,800	1,513,404
Hotels, restaurants & leisure: 6.78%
DraftKings, Inc. Class A†	53,300	2,089,360
Dutch Bros, Inc. Class A†	24,900	797,547
Hyatt Hotels Corp. Class A	9,400	1,430,680
Sweetgreen, Inc. Class A†	46,000	1,630,700
Viking Holdings Ltd.†	48,145	1,679,779
Wingstop, Inc.	5,800	2,413,264
		10,041,330
Household durables: 1.50%
Taylor Morrison Home Corp. Class A†	31,600	2,220,216
Specialty retail: 1.17%
Burlington Stores, Inc.†	6,600	1,738,968
Consumer staples: 1.16%
Personal care products: 1.16%
e.l.f. Beauty, Inc.†	15,800	1,722,674
Financials: 8.03%
Capital markets: 5.41%
Blue Owl Capital, Inc. Class A	81,000	1,568,160
Morningstar, Inc.	9,100	2,903,992
Robinhood Markets, Inc. Class A†	64,302	1,505,953
Tradeweb Markets, Inc. Class A	16,500	2,040,555
		8,018,660
Financial services: 1.30%
Jack Henry & Associates, Inc.	10,900	1,924,286
Insurance: 1.32%
Kinsale Capital Group, Inc.	4,200	1,955,394
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Health care: 21.08%
Biotechnology: 7.33%
Ascendis Pharma AS ADR†	8,348	$1,246,440
Halozyme Therapeutics, Inc.†	26,400	1,511,136
Insmed, Inc.†	15,000	1,095,000
Krystal Biotech, Inc.†	3,000	546,090
Natera, Inc.†	31,600	4,011,620
Neurocrine Biosciences, Inc.†	9,300	1,071,546
Vaxcyte, Inc.†	12,000	1,371,240
		10,853,072
Health care equipment & supplies: 5.83%
Glaukos Corp.†	10,800	1,407,024
Inspire Medical Systems, Inc.†	9,500	2,004,975
iRhythm Technologies, Inc.†	21,600	1,603,584
Penumbra, Inc.†	8,700	1,690,497
TransMedics Group, Inc.†	12,300	1,931,100
		8,637,180
Health care providers & services: 4.43%
HealthEquity, Inc.†	28,800	2,357,280
RadNet, Inc.†	35,000	2,428,650
Tenet Healthcare Corp.†	10,700	1,778,340
		6,564,270
Life sciences tools & services: 3.49%
Bio-Techne Corp.	21,200	1,694,516
Medpace Holdings, Inc.†	5,676	1,894,648
Repligen Corp.†	10,600	1,577,492
		5,166,656
Industrials: 26.30%
Aerospace & defense: 3.59%
AAR Corp.†	26,032	1,701,452
Axon Enterprise, Inc.†	5,235	2,091,906
Curtiss-Wright Corp.	4,635	1,523,478
		5,316,836
Building products: 1.25%
Advanced Drainage Systems, Inc.	11,814	1,856,688
Commercial services & supplies: 5.82%
Casella Waste Systems, Inc. Class A†	32,434	3,226,859
RB Global, Inc.	23,900	1,923,711
Tetra Tech, Inc.	73,600	3,470,976
		8,621,546
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Construction & engineering: 3.60%
EMCOR Group, Inc.	6,600	$2,841,498
Sterling Infrastructure, Inc.†	17,200	2,494,344
		5,335,842
Electrical equipment: 1.26%
Vertiv Holdings Co. Class A	18,800	1,870,412
Ground transportation: 1.86%
Saia, Inc.†	6,300	2,754,738
Machinery: 2.48%
Esab Corp.	17,300	1,839,163
RBC Bearings, Inc.†	6,100	1,826,218
		3,665,381
Professional services: 1.63%
Parsons Corp.†	23,300	2,415,744
Trading companies & distributors: 4.81%
Applied Industrial Technologies, Inc.	12,600	2,811,438
SiteOne Landscape Supply, Inc.†	13,561	2,046,490
Watsco, Inc.	4,600	2,262,648
		7,120,576
Information technology: 23.60%
Electronic equipment, instruments & components: 2.64%
Novanta, Inc.†	14,900	2,665,908
Teledyne Technologies, Inc.†	2,851	1,247,769
		3,913,677
IT services: 2.92%
Globant SA†	13,000	2,575,820
MongoDB, Inc. Class A†	6,500	1,757,275
		4,333,095
Semiconductors & semiconductor equipment: 5.34%
Entegris, Inc.	15,900	1,789,227
Impinj, Inc.†	8,301	1,797,332
Monolithic Power Systems, Inc.	2,000	1,849,000
Onto Innovation, Inc.†	11,900	2,469,964
		7,905,523
Software: 12.70%
CCC Intelligent Solutions Holdings, Inc.†	235,600	2,603,380
Clearwater Analytics Holdings, Inc. Class A†	131,200	3,312,800
CyberArk Software Ltd.†	4,100	1,195,601
Descartes Systems Group, Inc.†	19,600	2,018,016
Dynatrace, Inc.†	58,500	3,127,995
Monday.com Ltd.†	6,700	1,861,059
Procore Technologies, Inc.†	26,800	1,654,096
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Samsara, Inc. Class A†	27,900	$1,342,548
Tyler Technologies, Inc.†	2,900	1,692,788
		18,808,283
Materials: 1.61%
Metals & mining: 1.61%
ATI, Inc.†	35,700	2,388,687
Real estate: 1.36%
Industrial REITs : 1.36%
Rexford Industrial Realty, Inc.	40,100	2,017,431
Total common stocks (Cost $115,494,177)		147,512,692

		Yield
Short-term investments: 0.50%
Investment companies: 0.50%
Allspring Government Money Market Fund Select Class♠∞		4.86%	744,004	744,004
Total short-term investments (Cost $744,004)				744,004
Total investments in securities (Cost $116,238,181)	100.08%			148,256,696
Other assets and liabilities, net	(0.08)			(122,673)
Total net assets	100.00%			$148,134,023

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,933,293	$24,814,540	$(27,003,829)	$0	$0	$744,004	744,004	$96,002
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery SMID Cap Growth Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,105,231	$0	$0	$5,105,231
Consumer discretionary	19,240,810	0	0	19,240,810
Consumer staples	1,722,674	0	0	1,722,674
Financials	11,898,340	0	0	11,898,340
Health care	31,221,178	0	0	31,221,178
Industrials	38,957,763	0	0	38,957,763
Information technology	34,960,578	0	0	34,960,578
Materials	2,388,687	0	0	2,388,687
Real estate	2,017,431	0	0	2,017,431
Short-term investments
Investment companies	744,004	0	0	744,004
Total assets	$148,256,696	$0	$0	$148,256,696
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 5